Pensions and Other Postretirement Benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Change in plan assets:
Company contributions	$ 39.6	$ 28.7	$ 8.6
Pension Plan [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	639.7	677.3	745.9
Fair value of plan assets at end of year	497.0	489.2	505.6
Funded status of the plans	(142.7)	(188.1)
Components of net periodic benefit cost:
Service cost	5.2	12.7	17.8
Interest cost	21.6	25.3	27.7
Expected return on plan assets	(28.8)	(29.3)	(32.9)
Amortization of net actuarial loss (gain)	11.5	13.8	10.9
Net periodic benefit cost (credit)	12.7	22.9	17.7
Change in plan assets:
Company contributions	39.6	28.7
Benefits paid	(36.0)	(43.8)
Actual return on plan assets	21.5	37.4
Foreign currency translation adjustments	6.1	(7.9)
Other Postretirement Benefits Plan [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	65.9	70.7	75.9
Fair value of plan assets at end of year	0.0	0.0	0.0
Funded status of the plans	(65.9)	(70.7)
Components of net periodic benefit cost:
Service cost	2.0	2.3	2.3
Interest cost	2.1	2.6	2.8
Expected return on plan assets	0.0	0.0	0.0
Amortization of net actuarial loss (gain)	(0.3)	(0.2)	(0.3)
Net periodic benefit cost (credit)	2.4	3.2	$ 3.4
Change in plan assets:
Company contributions	4.3	3.9
Benefits paid	(4.3)	(3.9)
Actual return on plan assets	0.0	0.0
Foreign currency translation adjustments	0.0	0.0
Foreign Plan [Member] | Pension Plan [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	87.6	89.8
Fair value of plan assets at end of year	96.4	94.8
Funded status of the plans	8.8	5.0
Components of net periodic benefit cost:
Service cost	0.2	0.3
Interest cost	2.4	3.2
Expected return on plan assets	(5.0)	(4.7)
Amortization of net actuarial loss (gain)	0.8	1.1
Net periodic benefit cost (credit)	(1.6)	(0.1)
Change in plan assets:
Company contributions	0.9	3.1
Benefits paid	(6.8)	(6.6)
Actual return on plan assets	1.5	10.2
Foreign currency translation adjustments	6.0	(7.9)
Foreign Plan [Member] | Other Postretirement Benefits Plan [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	7.3	9.4
Fair value of plan assets at end of year	0.0	0.0
Funded status of the plans	(7.3)	(9.4)
Components of net periodic benefit cost:
Service cost	0.0	0.0
Interest cost	0.3	0.3
Expected return on plan assets	0.0	0.0
Amortization of net actuarial loss (gain)	0.0	0.0
Net periodic benefit cost (credit)	0.3	0.3
Change in plan assets:
Company contributions	0.5	0.5
Benefits paid	(0.5)	(0.5)
Actual return on plan assets	0.0	0.0
Foreign currency translation adjustments	$ 0.0	$ 0.0